UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management, LLC

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        8/10/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              94

Form 13F Information Table Value Total:  $214,156,918.09
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- ----------------- --------- ------------ ----------------- ---------- -------- ------------------
                                                                  VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP                PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------- ----------------- --------- ------------ -------- --- ---- ---------- -------- ------ ------ ----
Citigroup                          Com               172967101   178,942.50    60250          SOLE                 60250      0    0
OncoGenex Pharmaceutical           Com               68230a106   199,108.00     9100          SOLE                  9100      0    0
Merck                              Com               589331107   199,774.20     7145          SOLE                  7145      0    0
ConocoPhillips                     Com               20825c104   208,028.76     4946          SOLE                  4946      0    0
Texas Instruments                  Com               882508104   221,711.70    10409          SOLE                 10409      0    0
Unilever                           Com               904767704   228,185.00     9710          SOLE                  9710      0    0
Sysco                              Com               871829107   233,117.60    10370          SOLE                 10370      0    0
Calamos                            Com               12811r104   233,873.25    16575          SOLE                 16575      0    0
Xilinx                             Com               983919101   267,003.00    13050          SOLE                 13050      0    0
BB&T                               Com               054937107   294,532.00    13400          SOLE                 13400      0    0
Leucadia National                  Com               527288104   306,943.86    14554          SOLE                 14554      0    0
Apache                             Com               037411105   310,533.60     4304          SOLE                  4304      0    0
Southern                           Com               842587107   318,891.44    10234          SOLE                 10234      0    0
Franklin Resources                 Com               354613101   329,805.80     4580          SOLE                  4580      0    0
AT&T                               Com               00206r102   423,596.52    17053          SOLE                 17053      0    0
BP PLC ADR                         Com               055622104   431,790.08     9056          SOLE                  9056      0    0
Verizon                            Com               92343v104   445,523.54    14498          SOLE                 14498      0    0
Zenith                             Com               989390109   454,366.00    20900          SOLE                 20900      0    0
Sequenom                           Com               817337405   475,213.58   121538          SOLE                121538      0    0
Comcast Corp 7% Pfd (c051511)      Com               20030n309   518,565.00    22625          SOLE                 22625      0    0
Abbott Laboratories                Com               002824100   526,848.00    11200          SOLE                 11200      0    0
Magellan Midstream Partners LP     Com               559080106   530,090.00    15250          SOLE                 15250      0    0
Medtronic                          Com               585055106   585,105.30    16770          SOLE                 16770      0    0
JDS Uniphase                       Com               46612j507   591,448.00   103400          SOLE                103400      0    0
Public Storage Series M            Com               74460d232   613,000.00    30650          SOLE                 30650      0    0
(c010912@25)
USB Capital XI 6.6% Pfd (c091511)  Com               903300200   616,557.32    27537          SOLE                 27537      0    0
Pfizer                             Com               717081103   661,245.00    44083          SOLE                 44083      0    0
Wesco Financial                    Com               950817106   671,628.00     2308          SOLE                  2308      0    0
Weingarten Realty Investors        Com               948741103   763,951.50    52650          SOLE                 52650      0    0
Enterprise Products Partners       Com               293792107   776,382.20    31130          SOLE                 31130      0    0
Mattel                             Com               577081102   809,642.25    50445          SOLE                 50445      0    0
St Jude Medical                    Com               790849103   810,903.00    19730          SOLE                 19730      0    0
United Technologies                Com               913017109   817,486.68    15733          SOLE                 15733      0    0
Waste Management                   Com               94106L109   850,150.40    30190          SOLE                 30190      0    0
Copano Energy                      Com               217202100 1,017,168.75    63375          SOLE                 63375      0    0
EMC                                Com               268648102 1,057,170.00    80700          SOLE                 80700      0    0
Target                             Com               87612e106 1,065,690.00    27000          SOLE                 27000      0    0
Morgan Stanley                     Com               617446448 1,182,167.15    41465          SOLE                 41465      0    0
Franklin Electric                  Com               353514102 1,190,013.12    45911          SOLE                 45911      0    0
L-1 Identity Solutions             Com               50212A106 1,301,519.70   168155          SOLE                168155      0    0
NorthWestern Corp                  Com               668074305 1,318,600.60    57935          SOLE                 57935      0    0
Diageo PLC-Sponsored ADR           Com               25243q205 1,345,947.50    23510          SOLE                 23510      0    0
Joy Global                         Com               481165108 1,372,719.60    38430          SOLE                 38430      0    0
Western Gas Partners LP            Com               958254104 1,378,606.35    88885          SOLE                 88885      0    0
Key Energy Services                Com               492914106 1,441,589.76   250276          SOLE                250276      0    0
JP Morgan Chase                    Com               46625h100 1,493,949.78    43798          SOLE                 43798      0    0
Altera                             Com               021441100 1,501,204.95    92155          SOLE                 92155      0    0
Wal-Mart                           Com               931142103 1,557,830.40    32160          SOLE                 32160      0    0
Chevron                            Com               166764100 1,575,027.50    23774          SOLE                 23774      0    0
Hershey                            Com               427866108 1,765,800.00    49050          SOLE                 49050      0    0
Boston Beer Co - Cl A              Com               100557107 1,884,291.20    63680          SOLE                 63680      0    0
Wells Fargo Cap VII                Com               94979b204 1,895,766.98    97569          SOLE                 97569      0    0
5.85%(050133)(cNow)
Emerson Electric                   Com               291011104 1,930,456.80    59582          SOLE                 59582      0    0
Cyberonics                         Com               23251P102 1,949,867.50   117250          SOLE                117250      0    0
Metabolix                          Com               591018809 2,014,278.12   245046          SOLE                245046      0    0
Tractor Supply                     Com               892356106 2,052,447.04    49672          SOLE                 49672      0    0
Isis Pharmaceuticals               Com               464330109 2,055,817.50   124595          SOLE                124595      0    0
Berkshire Hathaway Cl B            Com               084670207 2,475,849.15      855          SOLE                   855      0    0

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- ----------------- --------- ------------ ----------------- ---------- -------- ------------------
                                                                  VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP                PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------- ----------------- --------- ------------ -------- --- ---- ---------- -------- ------ ------ ----
Wells Fargo                        Com               949746101 2,493,515.58   102783          SOLE                102783      0    0
Itron                              Com               465741106 2,611,254.19    47417          SOLE                 47417      0    0
Pepsico                            Com               713448108 2,626,593.36    47791          SOLE                 47791      0    0
Vodafone PLC ADR                   Com               92857w209 2,645,377.70   135730          SOLE                135730      0    0
Symantec                           Com               871503108 2,845,001.48   182606          SOLE                182606      0    0
Calpine                            Com               131347304 2,942,696.85   263919          SOLE                263919      0    0
Waters                             Com               941848103 2,976,921.86    57838          SOLE                 57838      0    0
HCC Insurance                      Com               404132102 3,050,278.42   127042          SOLE                127042      0    0
Celgene                            Com               151020104 3,059,607.20    63955          SOLE                 63955      0    0
BorgWarner                         Com               099724106 3,079,578.70    90178          SOLE                 90178      0    0
Cameron International              Com               13342B105 3,149,648.50   111295          SOLE                111295      0    0
Arch Coal                          Com               039380100 3,175,903.10   206630          SOLE                206630      0    0
Greenlight Capital                 Com               G4095J109 3,716,491.62   214702          SOLE                214702      0    0
Sempra Energy                      Com               816851109 3,868,658.50    77950          SOLE                 77950      0    0
Rogers                             Com               775109200 3,895,691.75   151289          SOLE                151289      0    0
Coca Cola                          Com               191216100 4,048,004.49    84351          SOLE                 84351      0    0
Goldman Sachs                      Com               38141g104 4,142,179.36    28094          SOLE                 28094      0    0
Applied Materials                  Com               038222105 4,179,484.08   379608          SOLE                379608      0    0
3M                                 Com               88579Y101 4,290,659.20    71392          SOLE                 71392      0    0
Google Cl A                        Com               38259p508 4,598,703.72    10908          SOLE                 10908      0    0
Procter & Gamble                   Com               742718109 4,692,870.70    91837          SOLE                 91837      0    0
Microsoft                          Com               594918104 4,697,546.25   197625          SOLE                197625      0    0
Dow Chemical                       Com               260543103 4,761,138.60   294990          SOLE                294990      0    0
American Tower Corp Cl A           Com               029912201 5,009,770.17   158889          SOLE                158889      0    0
Bruker                             Com               116794108 5,102,834.12   551062          SOLE                551062      0    0
Marathon Oil                       Com               565849106 5,211,043.76   172952          SOLE                172952      0    0
Schlumberger                       Com               806857108 5,457,372.27   100857          SOLE                100857      0    0
Nokia ADR                          Com               654902204 5,628,109.05   386016          SOLE                386016      0    0
Qualcomm                           Com               747525103 5,902,080.40   130577          SOLE                130577      0    0
Cisco                              Com               17275R102 5,915,574.85   317189          SOLE                317189      0    0
Halliburton                        Com               406216101 6,358,253.40   307162          SOLE                307162      0    0
Bank of America                    Com               060505104 6,424,308.00   486690          SOLE                486690      0    0
Johnson & Johnson                  Com               478160104 6,493,476.22   114322          SOLE                114322      0    0
CVS                                Com               126650100 6,720,540.39   210874          SOLE                210874      0    0
Life Technologies                  Com               53217v109 7,243,384.68   173619          SOLE                173619      0    0
Novartis AG ADR                    Com               66987v109 7,414,643.04   181776          SOLE                181776      0    0